Annual Operating Expenses - VIPStockSelectorAllCap-InitialServiceService2PRO - VIPStockSelectorAllCap-InitialServiceService2PRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2024
VIP Stock Selector All Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.57%
VIP Stock Selector All Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.67%
VIP Stock Selector All Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.82%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI U.S. Investable Market 2500 Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08%, 0.08%, and 0.08% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.